Form N-1A Cover	Mar. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 01, 2026
Prospectus Date	Mar. 01, 2026